Note 3 - Loans/Leases Receivable (Detail) - Troubled Debt Restructurings (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Troubled Debt Restructurings Specific Allowance	$ 4,587,769	$ 5,346,303	$ 7,452,746
Extension of Maturity [Member] | Non-owner occupied Commercial Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	1	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	733,442	2,851,134
Troubled Debt Restructurings Post-Modification Recorded Investment	733,442	2,851,134
Troubled Debt Restructurings Specific Allowance	176,526
Significant Payment Delay [Member] | Non-owner occupied Commercial Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	2	2
Troubled Debt Restructurings Pre-Modification Recorded Investment	264,173	4,309,589
Troubled Debt Restructurings Post-Modification Recorded Investment	264,173	4,309,589
Troubled Debt Restructurings Specific Allowance	36,724	308,254
Significant Payment Delay [Member] | Commercial construction, land development, and other land [Member]
Troubled Debt Restructurings Number of Loans/Leases	8
Troubled Debt Restructurings Pre-Modification Recorded Investment	1,274,172
Troubled Debt Restructurings Post-Modification Recorded Investment	1,274,172
Troubled Debt Restructurings Specific Allowance	190,997
Significant Payment Delay [Member] | Residential Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	64,722
Troubled Debt Restructurings Post-Modification Recorded Investment	64,722
Significant Payment Delay [Member] | Installment and Other Consumer [Member]
Troubled Debt Restructurings Number of Loans/Leases	2	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	35,318	187,650
Troubled Debt Restructurings Post-Modification Recorded Investment	35,318	187,650
Troubled Debt Restructurings Specific Allowance	5,332	125,928
Significant Payment Delay [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Number of Loans/Leases		4
Troubled Debt Restructurings Pre-Modification Recorded Investment		1,175,819
Troubled Debt Restructurings Post-Modification Recorded Investment		1,175,819
Significant Payment Delay [Member] | Leases receivable [Member]
Troubled Debt Restructurings Number of Loans/Leases		2
Troubled Debt Restructurings Pre-Modification Recorded Investment		633,621
Troubled Debt Restructurings Post-Modification Recorded Investment		633,621
Significant Payment Delay [Member]
Troubled Debt Restructurings Number of Loans/Leases	13	9
Troubled Debt Restructurings Pre-Modification Recorded Investment	1,638,385	6,306,679
Troubled Debt Restructurings Post-Modification Recorded Investment	1,638,385	6,306,679
Troubled Debt Restructurings Specific Allowance	233,053	434,182
Interest Rate Adjusted Below Market [Member] | Commercial construction, land development, and other land [Member]
Troubled Debt Restructurings Number of Loans/Leases		5
Troubled Debt Restructurings Pre-Modification Recorded Investment		6,549,376
Troubled Debt Restructurings Post-Modification Recorded Investment		6,549,376
Troubled Debt Restructurings Specific Allowance		2,203,438
Interest Rate Adjusted Below Market [Member] | Residential Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	167,739
Troubled Debt Restructurings Post-Modification Recorded Investment	167,739
Interest Rate Adjusted Below Market [Member] | Installment and Other Consumer [Member]
Troubled Debt Restructurings Number of Loans/Leases	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	16,043
Troubled Debt Restructurings Post-Modification Recorded Investment	16,043
Interest Rate Adjusted Below Market [Member]
Troubled Debt Restructurings Number of Loans/Leases	5
Troubled Debt Restructurings Pre-Modification Recorded Investment	2,064,066
Troubled Debt Restructurings Post-Modification Recorded Investment	1,811,107
Troubled Debt Restructurings Specific Allowance	317,999
Commercial construction, land development, and other land [Member]
Troubled Debt Restructurings Number of Loans/Leases	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	337,500
Troubled Debt Restructurings Post-Modification Recorded Investment	337,500
Troubled Debt Restructurings Specific Allowance	55,295
Non-owner occupied Commercial Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	2
Troubled Debt Restructurings Pre-Modification Recorded Investment	1,542,784
Troubled Debt Restructurings Post-Modification Recorded Investment	1,289,825
Troubled Debt Restructurings Specific Allowance	262,704
Non-owner occupied Commercial Real Estate [Member]
Troubled Debt Restructurings Specific Allowance	2,899,247	1,247,377	1,658,791
Commercial construction, land development, and other land [Member]
Troubled Debt Restructurings Specific Allowance	1,105,795	3,002,450	1,818,193
Residential Real Estate [Member]
Troubled Debt Restructurings Specific Allowance	105,565	55,884	27,355
Installment and Other Consumer [Member]
Troubled Debt Restructurings Specific Allowance	71,992	22,819	49,777
Troubled Debt Restructurings [Member]
Troubled Debt Restructurings Number of Loans/Leases	19	15
Troubled Debt Restructurings Pre-Modification Recorded Investment	4,435,893	15,707,189
Troubled Debt Restructurings Post-Modification Recorded Investment	4,182,934	15,707,189
Troubled Debt Restructurings Specific Allowance	727,578	2,637,620
Commercial and Industrial [Member]
Troubled Debt Restructurings Specific Allowance	280,170	903,187	3,331,436
Leases receivable [Member]
Troubled Debt Restructurings Specific Allowance	$ 125,000	$ 66,675	$ 335,000